LEASE - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
LEASE
Lease receivables	¥ 2,136		¥ 2,136		$ 305
Failed sale-leaseback transactions as seller-lessee
Sale leaseback liability current	61,569				8,804
Interest expenses	24,000	$ 3,432	15,848	¥ 74,024
Sale leaseback liability non current	211,672				30,269
Short term lease cost	56	8
Right-of-use asset amortization expenses	9,622	1,376	9,627	¥ 9,627
Lease receivables | Bank and other borrowings
LEASE
Assets pledged as collateral	8,903		7,137		1,273
Lease receivables | Bank borrowings
LEASE
Assets pledged as collateral	8,903		7,137		1,273
Lease receivables | Other borrowings
LEASE
Assets pledged as collateral	34,840		¥ 23,086		$ 4,982
Cost of revenue
Failed sale-leaseback transactions as seller-lessee
Short term lease cost	5,231	748
General and administrative expense
Failed sale-leaseback transactions as seller-lessee
Short term lease cost	¥ 22,145	$ 3,167
Minimum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	4.30%				4.30%
Maximum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	8.52%				8.52%